CONSOLIDATED STATEMENTS OF PROFIT OR LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares
CONTINUING OPERATIONS
Administrative expenses	$ (1,820)	¥ (12,883)	¥ (25,248)	¥ (11,076)
Other income	529	3,742	699	599
Fair value (loss)/gain on financial instruments, net	120	847	1,007	(38,349)
Finance costs	(7)	(48)	191	(166)
Finance income	1	5	13	13
LOSS BEFORE INCOME TAX	(1,177)	(8,337)	(23,338)	(48,979)
Income tax expense				5,095
LOSS FOR THE YEAR FROM CONTINUING OPERATIONS	(1,177)	(8,337)	(23,338)	(43,884)
DISCONTINUED OPERATIONS
(Loss)/profit for the year from discontinued operations, net of tax	(580)	(4,106)	1,042	(11,087)
LOSS FOR THE YEAR	(1,757)	(12,443)	(22,296)	(54,971)
Owners of the Company
From continuing operations	(1,177)	(8,337)	(23,338)	(43,884)
From discontinued operations	(777)	(5,504)	(1,285)	(4,268)
Non-controlling interests
From continuing operations
From discontinued operations	$ 197	¥ 1,398	¥ 2,327	¥ (6,819)
Basic and diluted
- For loss from continuing operations | (per share)	$ (0.15)	¥ (1.01)	¥ (2.85)	¥ (5.39)
- For loss from discontinued operations | (per share)	(0.09)	(0.67)	(0.15)	(0.52)
- Loss per share | (per share)	$ (0.24)	¥ (1.68)	¥ (3.00)	¥ (5.91)